Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Net Investment From Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022			$ 15,505,661		$ 15,505,661
Balance, shares at Dec. 31, 2022
Net loss			(9,932,620)		(9,932,620)
Net transfers to former parent			3,415,081		3,415,081
Balance at Dec. 31, 2023			8,988,122		8,988,122
Balance, shares at Dec. 31, 2023
Net loss			(701,463)		(701,463)
Net transfers to former parent			695,207		695,207
Balance at Mar. 31, 2024			8,981,866		8,981,866
Balance, shares at Mar. 31, 2024
Balance at Dec. 31, 2023			8,988,122		8,988,122
Balance, shares at Dec. 31, 2023
Net loss			(3,775,559)	(730,907)	(4,506,466)
Net transfers to former parent			(6,572,433)		(6,572,433)
Issuance of common stock for Spin-Off and transfer of former parent investment to additional paid in capital	$ 9,227	(1,369,097)	1,359,870
Issuance of common stock for Spin-Off and transfer of former parent investment to additional paid in capital, shares	9,226,860
Issuance of common stock for IPO	$ 400	2,579,600			2,580,000
Issuance of common stock for IPO, shares	400,000
Exercise of warrants	$ 189	1,890,589			1,890,778
Exercise of warrants, shares	188,889
Balance at Dec. 31, 2024	$ 9,816	3,101,092		(730,907)	2,380,001
Balance, shares at Dec. 31, 2024	9,815,749
Issuance of common stock for debt conversion	$ 750	456,750			457,500
Stock Issued During Period, Shares, Conversion of Units	750,000
Net loss				(712,410)	(712,410)
Balance at Mar. 31, 2025	$ 10,566	$ 3,557,842		$ (1,443,317)	$ 2,125,091
Balance, shares at Mar. 31, 2025	10,565,749